ALLOWANCE FOR LOAN LOSSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summary of the changes in the allowance for loan losses:
Provisions	$ 70	$ 80	$ 50
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	44	49	51
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(8)	22	(6)
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(4)	10	(5)
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
Provisions	$ 29	$ 2	$ 15